SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 6) (Advances to suppliers, Supplier, USD $)	Dec. 31, 2013	Dec. 31, 2012
Supplier A
Concentration of credit risk
Advances to suppliers	$ 18,506,251	$ 17,712,192
Supplier B
Concentration of credit risk
Advances to suppliers	10,497,138	10,182,165
Supplier C
Concentration of credit risk
Advances to suppliers	9,840,223	9,545,172
Supplier D
Concentration of credit risk
Advances to suppliers	8,889,764	7,954,817
Supplier E
Concentration of credit risk
Advances to suppliers	$ 7,745,714	$ 18,999,361